Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
PRC Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(17.20%)	(16.90%)	(13.90%)
Permanent book — tax difference	4.10%	(6.10%)	(9.20%)
Difference in EIT rates of certain subsidiaries	(12.00%)	(2.50%)	(2.20%)
Total	(0.10%)	(0.50%)	(0.30%)